Account Receivable (Tables)	9 Months Ended
Sep. 30, 2013
Receivables
Schedule of receivables

Accounts receivable are comprised of the following:
	December 31,	September 30,
	2012	2013
Trade receivables	$5,247	$7,555
Other receivables	31,800	31,800
Total	$37,047	$39,355